Segment Disclosures - Revenue from Continuing Operations by Major Geographic Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Segment Reporting Information [Line Items]
Number of Customers That Comprised More Than 10% of Total Revenue	0.00%	0.00%	0.00%
Total Revenue	$ 3,335	$ 6,813	$ 11,073
Total Revenue Rate	100.00%	100.00%	100.00%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	2,007	2,575
Assets
Total Assets	6,549	7,552
Revenue mix [Member]
Segment Reporting Information [Line Items]
Total Revenue	3,335	6,813	11,073
North America [Member]
Segment Reporting Information [Line Items]
Total Revenue	991	1,811	2,896
Total Revenue Rate	29.60%	26.60%	26.20%
Europe, Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Total Revenue	1,431	2,991	4,502
Total Revenue Rate	43.00%	43.90%	40.70%
Latin America [Member]
Segment Reporting Information [Line Items]
Total Revenue	380	907	2,114
Total Revenue Rate	11.40%	13.30%	19.10%
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Total Revenue	533	1,104	1,561
Total Revenue Rate	16.00%	16.20%	14.00%
Devices [Member] | Revenue mix [Member]
Segment Reporting Information [Line Items]
Total Revenue	1,431	3,785	6,648
Service [Member] | Revenue mix [Member]
Segment Reporting Information [Line Items]
Total Revenue	1,620	2,698	3,910
Software [Member] | Revenue mix [Member]
Segment Reporting Information [Line Items]
Total Revenue	234	235	261
Other Revenue [Member] | Revenue mix [Member]
Segment Reporting Information [Line Items]
Total Revenue	50	95	254
Canada [Member]
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	1,628	2,225
Assets
Total Assets	3,368	2,362
Canada [Member] | North America [Member]
Segment Reporting Information [Line Items]
Total Revenue	216	491	661
Total Revenue Rate	6.40%	7.20%	6.00%
United States [Member]
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	202	275
Assets
Total Assets	2,700	2,207
United States [Member] | North America [Member]
Segment Reporting Information [Line Items]
Total Revenue	775	1,320	2,235
Total Revenue Rate	23.20%	19.40%	20.20%
United Kingdom [Member]
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	79	7
Assets
Total Assets	126	954
United Kingdom [Member] | Europe, Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Total Revenue	292	604	1,238
Total Revenue Rate	8.80%	8.90%	11.20%
Other Countries [Member]
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	98	68
Assets
Total Assets	355	2,029
Other Countries [Member] | Europe, Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Total Revenue	$ 1,139	$ 2,387	$ 3,264
Total Revenue Rate	34.20%	35.00%	29.50%